SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Apr. 01, 2019	May 31, 2018	May 31, 2017	Nov. 30, 2016	May 31, 2016	Jun. 30, 2015	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	Feb. 29, 2020 CNY (¥)	Mar. 01, 2019 USD ($)	Feb. 28, 2019 CNY (¥)	Mar. 01, 2018 USD ($)
Goodwill, Impairment Loss							$ 28,998	$ 0
Contract liabilities of deferred revenue							781,000	436,107
VAT (as a percent)	13.00%	16.00%	16.00%
Operating lease right-of-use assets							1,243,692						$ 1,024,863
Operating lease liabilities							1,254,879				$ 1,026,728
Operating lease liabilities, current portion (including operating lease liabilities current portion of the consolidated VIEs without recourse to TAL Education Group of nil and $276,712 as of February 28, 2019 and February 29, 2020, respectively)							304,960
Advertising costs							248,807	114,697	$ 22,474
Foreign currency translation, exchange gain (loss)							(968)	(3,108)	$ 3,324
Cash and cash equivalents							$ 1,873,866	$ 1,247,140		¥ 1,435,739		¥ 538,364
Xinxin Xiangrong
VAT (as a percent)						6.00%
Beijing Xintang Sichuang, TAL Beijing, Yidu Huida | Xueersi Education
VAT (as a percent)							6.00%
Zhixuesi Beijing
VAT (as a percent)				6.00%
Pengxin TAL
VAT (as a percent)					6.00%
Yizhen Xuesi
VAT (as a percent)				6.00%
Online education services through www.xueersi.com
VAT (as a percent)							6.00%
Minimum
Maturity period of investments							3 months	3 months
VAT (as a percent)							3.00%
Maximum
Maturity period of investments							12 months	12 months
VAT (as a percent)							16.00%
Equity Securities Without Readily Determinable Fair Value [Member]
Cumulative effect adjustment, equity securities without readily determinable fair value											$ 4,163